Significant Related Party Transactions and Balances (Details) - Schedule of Balances with Related Parties		Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)
Disclosure of transactions between related parties [line items]
Amount due to related parties, net		RM (128,523)	$ (27,255)	RM (175,623)
Advances from a related party		5,250,465	1,113,401	2,044,063
Loans from related parties		13,809,981	2,928,512	11,984,982
SEAP Trading Pte Ltd [Member]
Disclosure of transactions between related parties [line items]
Current	[1]	1,887,800	400,322	5,131,500
Non-current	[1]	1,651,825	350,282	1,866,000
Loans from related parties	[1]	3,539,625	750,604	6,997,500
New Universe Industries Ltd [Member]
Disclosure of transactions between related parties [line items]
Advances from a related party		5,250,465	1,113,401	2,044,063
Trade receivables [member] | TEM Electronics (Jiangmen) Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties, net		2,244	476
Trade receivables [member] | SEAP Trading Pte Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties, net		39,876	8,456
Trade payables [Member] | TEM Electronics (Jiangmen) Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties, net				(148,835)
Trade payables [Member] | BAP Trading Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties, net		(70,354)	(14,919)	(25,720)
Non-trade payables [Member] | SEAP Trading Pte Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties, net				(1,068)
Non-trade payables [Member] | BAP Trading Co Ltd [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties, net		RM (100,289)	$ (21,268)

[1]	The loans from SEAP Trading Pte. Ltd. are due for repayment in July 2024, August 2024 and August 2025.